UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4049

DWS Income Trust (formerly Scudder Income Trust)

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 9/30

Date of reporting period: 12/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of December 31, 2005 (Unaudited)

DWS GNMA Fund

(formerly Scudder GNMA Fund)

	Principal Amount ($)	Value ($)

Government National Mortgage Association 94.2%
Government National Mortgage Association:
4.5%, with various maturities from 11/15/2017 until 8/15/2018	18,729,711	18,378,026
5.0%, with various maturities from 2/15/2018 until 12/15/2035 (a) (f) (g)	497,758,198	491,643,545
5.5%, with various maturities from 6/20/2019 until 12/15/2035 (a) (f) (g)	1,202,672,747	1,209,379,074
6.0%, with various maturities from 8/15/2008 until 11/15/2035 (f)	746,392,274	764,009,678
6.5%, with various maturities from 2/15/2008 until 7/20/2035 (a) (f)	293,841,639	305,643,975
7.0%, with various maturities from 4/15/2008 until 6/15/2033 (a)	69,243,702	72,568,866
7.5%, with various maturities from 12/15/2006 until 10/15/2032	61,716,072	64,943,969
8.0%, with various maturities from 4/15/2008 until 9/15/2032	16,074,230	17,208,095
8.5%, with various maturities from 3/15/2006 until 1/15/2031	1,513,414	1,639,322
9.0%, with various maturities from 2/15/2020 until 8/15/2030	2,424,422	2,655,692
10.5%, with various maturities from 10/20/2016 until 1/20/2021	670,711	750,333
11.5%, with various maturities from 4/15/2013 until 2/15/2016	192,867	212,860
12.0%, with various maturities from 12/15/2012 until 7/15/2015	574,579	639,225
12.5%, with various maturities from 5/15/2010 until 8/15/2015	409,989	455,288
13.0%, with various maturities from 11/20/2014 until 7/15/2015	35,569	39,838
13.5%, with various maturities from 11/15/2012 until 10/15/2014	92,582	104,387
14.0%, with various maturities from 7/15/2011 until 12/15/2014	59,293	67,102
14.5%, 10/15/2014	42,324	48,384
15.0%, 10/15/2012	31,213	35,738
16.0%, 2/15/2012	24,155	27,789

Total Government National Mortgage Association (Cost $2,961,176,330)		2,950,451,186
Collateralized Mortgage Obligations 17.1%
Government National Mortgage Association:
“HO”, Series 2004-66, Principal Only, Zero Coupon, 9/20/2031	5,888,910	4,966,376
“PO”, Series 2004-85, Principal Only, Zero Coupon, 1/17/2033	11,330,236	9,211,156
“JO”, Series 2004-34, Principal Only, Zero Coupon, 2/20/2034	4,933,457	3,911,953
“PO”, Series 2005-84, Principal Only, Zero Coupon, 11/20/2035	3,560,454	2,840,575
“DA”, Series 2005-45, 4.55% **, 6/16/2035	26,532,821	26,473,595
“FB”, Series 2005-43, 4.57% **, 2/17/2032	14,000,000	13,876,983
“FA”, Series 2005-18, 4.57% **, 10/20/2032	22,000,000	21,975,815
“AF”, Series 2005-48, 4.57% **, 6/20/2035	28,558,681	28,516,665
“GF”, Series 2005-58, 4.57% **, 8/20/2035	38,851,035	38,806,147
“FP”, Series 2005-61, 4.59% **, 8/16/2035	43,585,303	43,484,050
“PF”, Series 2005-53, 4.62% **, 1/20/2035	11,471,530	11,471,128
“F”, Series 2005-84, 4.62% **, 11/16/2035	69,773,561	69,795,366
“FM”, Series 2004-80, 4.67% **, 7/20/2034	30,000,000	30,278,835
“AF”, Series 2005-39, 4.67% **, 6/20/2035	13,700,000	13,978,207
“F”, Series 2005-56, 4.67% **, 7/16/2035	30,690,106	30,664,630
“AF”, Series 2004-58, 4.77% **, 12/16/2032	62,022,646	62,391,359
“GI”, Series 2003-62, Interest Only, 5.0%***, 4/20/2025	3,862,281	167,039
“LI”, Series 2003-66, Interest Only, 5.0%***, 3/20/2026	7,597,500	582,616
“IM”, Series 2004-4, Interest Only, 5.0%***, 7/16/2026	18,196,394	1,267,195
“KI”, Series 2004-19, Interest Only, 5.0%***, 10/16/2027	21,850,934	1,892,433
“AC”, Series 2005-38, 5.0%, 1/20/2031	18,443,592	18,305,141

	“GB”, Series 2002-88, 5.0%, 6/20/2031	26,707,786	26,628,100
	“A”, Series 2005-80, 5.0%, 10/20/2031	23,989,444	23,780,937
	“FP”, Series 2003-67, 5.27% **, 8/20/2033	14,971,875	16,029,851
	“IH”, Series 2003-86, Interest Only, 5.5%***, 3/20/2024	4,248,512	33,531
	“IB”, Series 2004-64, Interest Only, 5.5%***, 4/20/2028	6,929,628	634,272
	“IG”, Series 2004-75, Interest Only, 5.5%***, 1/20/2031	3,527,000	909,213
	“BI”, Series 2004-2, Interest Only, 5.5%***, 1/16/2034	5,636,091	688,997
	“ZB”, Series 2005-65, 6.0%, 9/20/2032	21,393,587	21,777,059
	“VB”, Series 2002-49, 6.5%, 8/20/2017	8,406,000	8,607,720

Total Collateralized Mortgage Obligations (Cost $534,521,735)			533,946,944
	US Treasury Obligations 3.4%
US Treasury Bills, 3.75% *, 1/19/2006 (e)		1,310,000	1,307,542
US Treasury Notes:
	3.875%, 9/15/2010 (a)	37,000,000	36,229,660
	4.0%, 8/31/2007 (a)	17,000,000	16,887,103
	4.0%, 2/15/2015 (a)	53,100,000	51,482,096

Total US Treasury Obligations (Cost $107,973,899)			105,906,401
		Shares	Value ($)

	Securities Lending Collateral 8.5%
Daily Assets Fund Institutional, 4.28% (b) (c) (Cost $267,331,074)		267,331,074	267,331,074
	Cash Equivalents 1.2%
Cash Management QP Trust, 4.26% (d) (Cost $36,766,092)		36,766,092	36,766,092
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 3,907,769,130)		124.4	3,894,401,697
Other Assets and Liabilities, Net		(24.4)	(763,912,121)

Net Assets		100.0	3,130,489,576

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2005.

***	These securities are shown at their current rate as of December 31, 2005.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2005 amounted to $261,372,019 which is 8.3% of net assets.
(b)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending.
(d)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	At December 31, 2005, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Mortgage dollar rolls included.
(g)	When-issued or forward delivery pools included.

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

At December 31, 2005, open future contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10-Year US Treasury Note	3/22/2006	839	91,208,926	91,791,844	582,918
At December 31, 2005, open future contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

2-Year US Treasury Note	3/31/2006	410	84,087,081	84,126,875	(39,794)
10-Year Interest Rate Swap	3/17/2006	778	83,491,759	84,145,563	(653,804)

Total net unrealized depreciation

on open future contracts	(693,598)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS GNMA Fund, a series of DWS Income Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS GNMA Fund, a series of DWS Income Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 24, 2006